SHARE OPTION SCHEME - Additional Information (Details)		12 Months Ended
	Dec. 21, 2017	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	May 11, 2023 shares	May 13, 2021 shares	Dec. 31, 2020 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Period that share option scheme remains in force	10 years
Weighted average share price for share options in share-based payment arrangement exercised during period (in dollars per share) | $ / shares		$ 31.8140	$ 22.5813	$ 18.4846
Fair value of share options granted | $		$ 4,800,000	$ 27,200,000	$ 5,700,000
Fair value per share of options granted (in dollars per share) | $ / shares		$ 13.397	$ 12.010	$ 9.497
Share option expense | $		$ 11,300,000	$ 10,700,000	$ 2,400,000
Weighted average share price used in share option fair value valuation model (in dollars per share) | $ / shares		$ 23.5300
Number of options (in shares)		6,367,000	9,180,000	9,529,000			14,241,000
Number of shares issued (in shares)						20,809,850
Binomial Model
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options (in shares)		6,366,538
Additional share capital amount | $		$ 637
Share premium before issue expenses | $		$ 59,400,000
Percentage of options outstanding		1.70%
Ordinary Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares issued (in shares)					10,000,000
Ordinary Shares | Binomial Model
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares issued (in shares)		6,366,538